Taxation - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Net operating loss carried forward	¥ 17,516,642	$ 2,436,792	¥ 10,843,551
Bad debt provision	3,911,723	544,172	3,801,660
Impairment charges	1,064,406	148,073	963,398
Lease liability	646,850	89,986	1,168,666
Less: Valuation allowance	(18,956,128)	(2,637,044)	(12,738,069)	$ (1,772,031)	¥ (1,825,262)
Deferred tax assets, net of valuation allowance	4,183,493	581,979	4,039,206
Net off against deferred tax liabilities	(450,473)	(62,667)	(349,692)
Net deferred tax assets	3,733,020	519,312	3,689,514
Deferred tax liabilities:
Right of use assets	450,473	62,667	1,110,498
Total deferred tax liabilities	450,473	62,667	1,110,498
Net off against deferred tax assets	(450,473)	(62,667)	(349,692)
Net deferred tax liabilities			¥ 760,806